Statements of changes in equity - USD ($) $ in Thousands	Issued capital [member]	Retained earnings [member]	Underwriting Commissions and Issue Expenses [Member]	Unit Premiums and Reserves [Member]	Total
Beginning balance at Dec. 31, 2023	$ 142,024	$ (9,489)	$ (16,246)	$ 2	$ 116,291
Beginning balance (in number of units) at Dec. 31, 2023	10,872,372
Proceeds from issuance of Units (note 7)	$ 75,063				75,063
Proceeds from issuance of Units (note 7) (in number of units)	7,458,545
Cost of redemption of Units (note 7)	$ (102)	10		5	(87)
Cost of redemption of Units (note 7) (in number of units)	(10,248)
Net income (loss) and comprehensive income (loss) for the year		(23,337)			(23,337)
Underwriting commissions and issue expenses			(571)		(571)
Ending balance at Dec. 31, 2024	$ 216,985	(32,816)	(16,817)	7	167,359
Ending balance (in number of units) at Dec. 31, 2024	18,320,669
Proceeds from issuance of Units (note 7)	$ 317,507				317,507
Proceeds from issuance of Units (note 7) (in number of units)	25,247,168
Cost of redemption of Units (note 7)	$ (10)	(8)		1	(17)
Cost of redemption of Units (note 7) (in number of units)	(1,000)
Net income (loss) and comprehensive income (loss) for the year		290,310			290,310
Underwriting commissions and issue expenses			(2,775)		(2,775)
Ending balance at Dec. 31, 2025	$ 534,482	$ 257,486	$ (19,592)	$ 8	$ 772,384
Ending balance (in number of units) at Dec. 31, 2025	43,566,837